GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2024
Component of Operating Income [Abstract]
Gains on sale of assets	The Company has recorded gains on sale of assets as follows:

	Year ended December 31,
(in thousands of $)	2024	2023	2022
Gain on sale of vessels and rig	5,374	18,670	13,228